Accounts Receivable, Net - Major Charters (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Navig8 Group of Companies (“Navig8”)
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	34.60%	39.20%	31.90%
COSCO Dalian
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	10.00%
Mansel LTD ("Mansel")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage		12.10%	14.30%
Shell Tankers Singapore Private LTD ("Shell")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage			13.70%